Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	JOHNS MANVILLE EMPLOYEES 401(k) PLAN
Entity Tax Identification Number	84-0856796
EBP, Plan Number	005
Notes receivable from participants	$ 28,066,596
TOTAL	$ 1,169,217,083
Employee benefit plan, asset held for investment, participant loan, maturity year	2050
Investment, Identifier [Axis]: American Beacon Fund Small Cap Value R5 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,721,539
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon Fund Small Cap Value R5 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds New World R6 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,717,447
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New World R6 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Baillie Gifford International Alpha K Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,422,849
EBP, Investment, Issuer Name [Extensible Enumeration]	Baillie Gifford International Alpha K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Berkshire Fund, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,269,633
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
Investment, Identifier [Axis]: Berkshire Hathaway B Unitized Berkshire Fund, Berkshire Hathaway Inc., Class B Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,038,164
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway B Unitized [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BlackRock Inflation Protected Institutional Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,841,376
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Inflation Protected Institutional [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Dodge & Cox Income Class X Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,580,960
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Income Class X [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity 500 Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,334,488
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity Low Priced Stock Fund K6 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,986,919
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Low Priced Stock Fund K6 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity Mid Cap Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,066,596
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity OTC Pool Class A Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,533,952
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity OTC Pool Class A [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: Fidelity Short-Term Bond Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,388,966
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Short-Term Bond Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity Small Cap Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,467,420
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity Total International Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,517,219
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total International Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity US Bond Index Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,593,864
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Janus Henderson Triton N Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,905,541
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Triton N [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: PIMCO High Yield Institutional Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,319,735
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO High Yield Institutional Class [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,857,729
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2005 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,489,494
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2010 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,168,431
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2015 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,824,914
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2020 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,906,718
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2025 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,756,401
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2030 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76,993,296
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2035 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,654,345
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2040 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,730,141
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2045 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 47,870,403
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2050 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 34,757,716
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2055 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,133,033
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2060 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 F Common/ Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,409,323
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2065 F [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: Vanguard Federal Money Market VMMR Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,597,288
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market VMMR [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard Windsor II Fund Admiral Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,294,587
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Windsor II Fund Admiral [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	10.00%